OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2014	2015
	Restated(2)
	(EUR in millions)
Insurance related assets	516	597
Deferred tax assets	189	198
Prepaid income taxes	537	588
Assets acquired through foreclosure proceedings	194	165
Brokerage auxiliary funds	23	3
Private equity: Investees Assets(1)	116	0
Prepaid expenses	52	56
Advances to employees	18	8
Unlisted equity securities	86	32
Hellenic Deposit and Investment Guarantee Fund	469	478
Receivables from Greek State	511	521
Checks and credit card transactions under settlement	19	21
Trade and other receivables	70	134
Other	388	216
Total	3,188	3,017

(1) The decrease is due to the reclassification of Private Equity Funds under line Long Lived Assets held for sale (please also refer to Note 17).

(2) Information relating to restatement is disclosed in Note 44